Shareholders' Equity and Minimum Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity and Minimum Regulatory Capital Requirements [Abstract]
Minimum ratios along with the actual ratios for the Company and the Bank

These minimum ratios along with the actual ratios for the Company and the Bank as of December 31, 2012 and December 31, 2011 are presented in the following tables.

	Well Capitalized Requirement				Adequately Capitalized Requirement				Actual
December 31, 2012	Amount		Ratio		Amount		Ratio		Amount	Ratio
Tier 1 Capital
(to Average Assets)
Consolidated		N/A		N/A	≥	$282,575	≥	4.0%	$964,309	13.7%
Capital Bank, NA	≥	$353,323	≥	5.0%	≥	282,659	≥	4.0%	850,472	12.0%

Tier 1 Capital
(to Risk Weighted Assets)
Consolidated		N/A		N/A	≥	$193,640	≥	4.0%	$964,309	19.9%
Capital Bank, NA	≥	$290,349	≥	6.0%	≥	193,566	≥	4.0%	850,472	17.6%

Total Capital (to
Risk Weighted Assets)
Consolidated		N/A		N/A	≥	$387,281	≥	8.0%	$1,025,545	21.2%
Capital Bank, NA	≥	$483,915	≥	10.0%	≥	387,132	≥	8.0%	911,528	18.8%

	Well Capitalized Requirement				Adequately Capitalized Requirement				Actual
December 31, 2011	Amount		Ratio		Amount		Ratio		Amount	Ratio
Tier 1 Capital
(to Average Assets)
Consolidated		N/A		N/A	≥	$255,831	≥	4.0%	$802,820	12.6%
Capital Bank, NA	≥	$312,765	≥	5.0%	≥	250,212	≥	4.0%	650,902	10.4%

Tier 1 Capital
(to Risk Weighted Assets)
Consolidated		N/A		N/A	≥	$166,281	≥	4.0%	$802,820	19.3%
Capital Bank, NA	≥	$247,673	≥	6.0%	≥	165,115	≥	4.0%	650,902	15.8%

Total Capital (to
Risk Weighted Assets)
Consolidated		N/A		N/A	≥	$332,561	≥	8.0%	$841,465	20.2%
Capital Bank, NA	≥	$412,788	≥	10.0%	≥	330,230	≥	8.0%	689,350	16.7%